Revenues (Tables)	6 Months Ended
Jun. 30, 2022
Revenues [Abstract]
Schedule of Revenue Disaggregated by Type of Revenue	The following table presents revenue disaggregated by type of revenue for the periods presented:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021

Launch services	$1,988	$—	$5,899	$—
Space products	694	—	694	—

Total revenues	$2,682	$—	$6,593	$—